STAPLED UNITHOLDERS' EQUITY - Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units (Details) - Stapled Units Performance Stock 2019	12 Months Ended
Dec. 31, 2020 shares yr
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Grant Date	January 1, 2020, January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted | shares	54,863
Term to expiry | yr	2.0
Average volatility rate	42.50%
Weighted average risk free interest rate	0.20%